Leases - A rollforward of our lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average discount rate	8.10%
Movement In Lease Liabilities [Roll Forward]
Balance	$ (66,250)	$ (58,536)
Additions	(17,486)	(16,707)
Disposals and other	224	946
Interest	(5,935)	(5,199)
Lease payments	16,201	14,967
Exchange differences	3,794	(1,721)
Balance	$ (69,452)	$ (66,250)